Vessels, Net, Acquisitions and Advances for Vessels Acquisitions (Details) - USD ($) $ in Thousands											11 Months Ended	12 Months Ended
	Dec. 20, 2024	Aug. 21, 2024	Aug. 01, 2024	May 02, 2024	Jun. 09, 2023	May 05, 2023	Feb. 07, 2023	Dec. 27, 2022	Dec. 12, 2022	Sep. 24, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Aug. 29, 2023	Feb. 28, 2023	Feb. 10, 2023
Vessel Held for Sale [Abstract]
Vessels, net												$ 110,589	$ 104,819
Balance outstanding												78,753	64,534
Vessel held for sale												14,880	0
Impairment loss											$ 0	828	0
Gain on sale of vessel, net											$ 36,095	1,426	11,804
Chrisea [Member]
Vessel Held for Sale [Abstract]
Vessels, net		$ 20,946
Gross purchase price		$ 20,946
Synthesea [Member]
Vessel Held for Sale [Abstract]
Vessels, net			$ 25,475
Gross purchase price			$ 25,475
Exelixsea [Member]
Vessel Held for Sale [Abstract]
Gross purchase price					$ 17,815
Financing amount														$ 15,000
Oasea [Member]
Vessel Held for Sale [Abstract]
Gross purchase price							$ 19,500
Sales price				$ 20,220
Gain on sale of vessel, net				$ 1,426
Cretansea [Member]
Vessel Held for Sale [Abstract]
Gross purchase price							$ 19,675
Goodship [Member]
Vessel Held for Sale [Abstract]
Gross purchase price								$ 17,500
Financing amount																$ 7,000
Tradership [Member]
Vessel Held for Sale [Abstract]
Gross purchase price								$ 18,750
Financing amount															$ 8,200
Gloriuship [Member]
Vessel Held for Sale [Abstract]
Vessels, net	$ 14,402
Sales price	14,880
Balance outstanding	8,333
Unamortized balance of drydocking cost	$ 1,306
Epanastasea [Member]
Vessel Held for Sale [Abstract]
Sales price						$ 37,500
Gain on sale of vessel, net						$ 11,804
Parosea [Member]
Vessel Held for Sale [Abstract]
Sales price										$ 31,250
Gain on sale of vessel, net										9,215
Bluesea [Member]
Vessel Held for Sale [Abstract]
Sales price										31,250
Gain on sale of vessel, net										$ 9,175
Minoansea [Member]
Vessel Held for Sale [Abstract]
Sales price									$ 39,000
Gain on sale of vessel, net									$ 17,705
Capitalized Expenditures Related to Acquisition Costs [Member]
Vessel Held for Sale [Abstract]
Gross purchase price												0	635
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessel Held for Sale [Abstract]
Gross purchase price												$ 0	$ 1,176